Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	June 30, 2023	June 30, 2022
Operating lease right-of-use assets	$1,274,479	732,993
Operating lease right-of-use assets – accumulated amortization	(411,627)	(40,422)
Operating lease right-of-use assets – net	$862,852	692,571

Operating lease liabilities, current	524,698	232,221
Operating lease liabilities, non-current	375,056	480,436
Total operating lease liabilities,	$899,754	712,657

Schedule of Maturities of Operating Lease Liabilities	As of June 30, 2023, maturities of operating lease liabilities were as follows:
Twelve months ending June 30,	June 30, 2023
2024	549,919
2025	376,604
Total future minimum lease payments	926,523
Less: Imputed interest	(26,769)
Total	$899,754